Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Supplement dated March 7, 2016 to the

Prospectus, dated February 1, 2016 and Statement of Additional Information, each dated February 1, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Advisors Mid Cap Growth Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus and Statement of Additional Information (the “SAI”), each dated February 1, 2016.

Effective May 13, 2016, the Prospectus will be revised as follows:

With respect to the sub-section “Principal Investment Strategies” in the section “Summary of the Fund,” the first sentence of the first paragraph will be deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap companies. The Fund’s Subadvisor (as identified below) currently considers mid-cap companies to be companies having market capitalizations within the market capitalization range of companies included in the Russell Midcap® Index (between $2.4 billion and $28.7 billion as of May 29, 2015, the date of the latest reconstitution of the Index (implemented June 26, 2015)).

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Supplement dated March 7, 2016 to the

Prospectus, dated February 1, 2016 and Statement of Additional Information, each dated February 1, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Advisors Mid Cap Growth Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus and Statement of Additional Information (the “SAI”), each dated February 1, 2016.

Effective May 13, 2016, the Prospectus will be revised as follows:

With respect to the sub-section “Principal Investment Strategies” in the section “Summary of the Fund,” the first sentence of the first paragraph will be deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap companies. The Fund’s Subadvisor (as identified below) currently considers mid-cap companies to be companies having market capitalizations within the market capitalization range of companies included in the Russell Midcap® Index (between $2.4 billion and $28.7 billion as of May 29, 2015, the date of the latest reconstitution of the Index (implemented June 26, 2015)).